FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	$ 292,668	$ 283,705	$ 283,711
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	32,261	34,259	28,943
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	3,531	4,408	2,839
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	4,063	4,113	3,530
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	711	916	689
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	23,930	24,816	21,886
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	121,087	110,807	125,723
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	39,525	35,419	32,743
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	3,312	3,207	2,722
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	48,893	44,762	53,372
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	26,365	25,939	35,041
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,605	989	1,487
Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	36,929	39,326	38,420
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	67,984	66,919	57,031
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	34,407	32,394	33,594
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	25,087	24,317	21,679
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	7,436	6,190	9,461
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,828	1,882	2,450
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	27,279	29,400	24,986
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	26,787	28,642	24,406
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,955	3,944	2,423
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	21	64	126
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	533	480	551
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	23,278	24,154	21,306
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	493	758	580
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	6	7
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	180	315	322
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	5	6	1
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	3	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	251,288	239,007	244,465
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	5,365	5,519	4,468
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	577	464	416
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	4,003	3,986	3,377
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	178	436	137
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	583	627	537
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	118,707	107,903	122,933
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	39,334	35,203	32,511
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,742	2,628	2,203
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	48,620	44,363	52,964
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	25,328	24,662	33,669
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,601	988	1,487
Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	36,929	39,326	38,420
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	56,581	54,543	46,074
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	33,708	31,716	32,569
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	25,087	24,317	21,679
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	7,436	6,190	9,461
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,183	1,205	1,427
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	14,100	15,298	14,260
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	109	98	69
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	40	63	27
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	69	35	42
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,888	2,146	2,210
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	191	211	226
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	570	579	519
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	92	84	86
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,032	1,270	1,371
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1	1	0
Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	11,404	12,376	10,957
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	700	678	1,025
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	$ 645	$ 676	$ 1,023

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented